UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments.

KL Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 67.4%
	Consumer Discretionary – 2.9%
250,230	SACI Falabella	$2,096,041
568,952	Samsonite International S.A.	2,349,326
240,400	Sekisui Chemical Co., Ltd.	4,665,119
89,200	Suzuki Motor Corp.	4,828,085
		13,938,571
	Consumer Staples – 2.0%
742,564	Ambev S.A.	4,663,851
1,772,882	China Resources Beer Holdings Co., Ltd.	4,882,360
		9,546,211
	Energy – 10.6%
41,682	Chevron Corp.	4,959,741
1,809,520	China Shenhua Energy Co., Ltd. - Class H	4,474,381
95,469	Empresas COPEC S.A.	1,281,056
713,800	Inpex Corp.	8,118,510
1,176,306	Kunlun Energy Co., Ltd.	1,021,718
207,485	National Oilwell Varco, Inc.	6,961,122
1,209,640	Origin Energy Ltd.*	8,207,088
243,766	Statoil A.S.A.	4,901,922
322,081	Subsea 7 S.A.	4,711,717
139,497	Suncor Energy, Inc.	4,838,390
532,554	United Tractors Tbk P.T.	1,318,983
		50,794,628
	Financials – 1.1%
10,736	BlackRock, Inc.	5,380,776

	Health Care – 7.6%
76,646	Baxter International, Inc.	5,022,612
23,291	Becton, Dickinson and Co.	5,315,239
739,582	Elekta AB Class B	6,180,435
80,200	Hoya Corp.	3,921,564
28,929	Laboratory Corp. of America Holdings*	4,578,593
183,000	Tsumura & Co.	6,329,958
25,806	Waters Corp.*	5,088,169
		36,436,570
	Industrials – 14.9%
165,020	Asahi Glass Co., Ltd.	6,909,638
53,034	Dover Corp.	5,181,952
844,300	Fuji Electric Co., Ltd.	5,986,683
52,048	Ingersoll-Rand PLC[1]	4,560,446
254,000	Komatsu Ltd.	7,961,550

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (Continued)
141,555	Metso OYJ	$4,990,580
293,900	Mitsubishi Electric Corp.	4,882,985
549,638	Rolls-Royce Holdings PLC*	6,374,730
67,745,395	Rolls-Royce Holdings PLC – Class C*2,3	91,621
49,208	Saab A.B. - Class B	2,392,654
437,130	Sandvik AB	7,514,798
20,761	Schindler Holding A.G.	4,701,679
34,866	Siemens A.G.	4,739,353
32,242	Stanley Black & Decker, Inc.	5,469,210
		71,757,879
	Information Technology – 8.6%
4,853	Alphabet, Inc. - Class A*	5,028,533
30,353	Atos S.E.	4,483,310
122,225	FLIR Systems, Inc.	5,693,241
109,400	Horiba Ltd.	6,839,704
259,600	Ibiden Co., Ltd.	4,163,072
33,525	Intuit, Inc.	5,270,801
54,972	Microchip Technology, Inc.	4,782,014
63,148	Microsoft Corp.	5,315,167
		41,575,842
	Materials – 19.7%
561,308	Antofagasta PLC	6,913,107
387,364	BHP Billiton PLC	7,045,530
47,005	Celanese Corp.	5,040,816
75,740	Denka Co., Ltd.	2,801,259
58,900	DIC Corp.	2,210,385
71,589	DowDuPont, Inc.	5,151,545
112,995	Fresnillo PLC	1,974,402
275,847	Gold Fields Ltd.	1,176,359
222,700	JFE Holdings, Inc.	5,285,762
263,600	JSR Corp.	5,069,429
68,051	KGHM Polska Miedz S.A.	2,054,887
15,040	LG Chem Ltd.	5,793,908
126,400	Newmont Mining Corp.	4,675,536
49,800	Nitto Denko Corp.	4,932,574
335,235	OZ Minerals Ltd.	2,135,554
15,128	POSCO	4,646,645
1,061,338	PTT Global Chemical PCL	2,584,222
133,498	Rio Tinto Ltd.	7,213,880
47,344	Scotts Miracle-Gro Co.	4,682,322
147,100	Sumitomo Metal Mining Co., Ltd.	5,750,537

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Materials (Continued)
260,200	Ube Industries Ltd.	$7,602,474
		94,741,133
	Total Common Stocks (Cost $268,117,343)	324,171,610

	Exchange-Traded Funds – 0.9%
3,743	ZKB Gold ETF - Class AA USD - ETF*1	4,620,635

	Total Exchange-Traded Funds (Cost $4,713,934)	4,620,635

	Mutual Funds – 2.0%
368,073	Central Fund of Canada Ltd. - Class A1	4,829,118
444,357	Sprott Physical Gold Trust*1	4,612,425

	Total Mutual Funds (Cost $9,447,639)	9,441,543

Principal Amount

	Government Bonds – 1.8%
	Australia – 1.8%
$11,400,000	Australia Government Bond 2.750%, 10/21/2019	8,782,294

	Total Government Bonds (Cost $9,177,724)	8,782,294

	U.S. Treasury Securities – 18.1%
	United States Treasury Bond
10,700,000	3.125%, 8/15/2044	11,320,472
10,900,000	3.000%, 11/15/2045	11,260,419
12,000,000	2.500%, 5/15/2046	11,208,288
12,800,000	2.250%, 8/15/2046	11,323,507
	United States Treasury Inflation Indexed Bonds
5,135,004	0.750%, 2/15/2045	4,967,048
4,790,854	1.000%, 2/15/2046	4,929,219
4,804,810	0.875%, 2/15/2047	4,803,282
	United States Treasury Note
15,900,000	2.000%, 8/15/2025	15,501,880
12,300,000	1.625%, 2/15/2026	11,609,331

	Total U.S. Treasury Securities (Cost $92,465,479)	86,923,446

	Short-Term Investments – 1.8%
8,428,357	UMB Money Market Fiduciary, 0.01%[4]	8,428,357

	Total Short-Term Investments (Cost $8,428,357)	8,428,357

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2017 (Unaudited)

Value
Total Investments – 92.0% (Cost $392,350,476)	$442,367,885
Other Assets in Excess of Liabilities – 8.0%	38,667,518

Total Net Assets – 100.0%	$481,035,403

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $91,621 which represents 0.02% of total net assets of the Fund.
[3]	Illiquid security. The total value of these securities is $91,621 which represents 0.02% of total net assets of the Fund.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2017 (Unaudited)

Note 1 – Organization

KL Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 2, 2017, the Fund was known as Gavekal KL Allocation Fund. The Fund’s primary investment objective is to seek long-term capital appreciation with an emphasis on capital preservation. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

November 30, 2017 (Unaudited)

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At November 30, 2017, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$392,350,476

Gross unrealized appreciation	$60,403,994
Gross unrealized depreciation	(10,386,585)

Net unrealized appreciation on investments	$50,017,409

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

November 30, 2017 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$4,445,367	$9,493,204	$-	$13,938,571
Consumer Staples	4,663,851	4,882,360	-	9,546,211
Energy	19,359,292	31,435,336	-	50,794,628
Financials	5,380,776	-	-	5,380,776
Health Care	20,004,613	16,431,957	-	36,436,570
Industrials	15,211,608	56,546,271	-	71,757,879
Information Technology	26,089,756	15,486,086	-	41,575,842
Materials	19,550,219	75,190,914	-	94,741,133
Exchange-Traded Funds	-	4,620,635	-	4,620,635
Mutual Funds	9,441,543	-	-	9,441,543
Government Bonds	-	8,782,294	-	8,782,294
U.S. Treasury Securities	-	86,923,446	-	86,923,446
Short-Term Investments	8,428,357	-	-	8,428,357
Total Investments	$132,575,382	$309,792,503	$-	$442,367,885

*	In accordance with procedures established by, and under the general supervision of the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $214,086,763 of investment securities were classified as Level 2 instead of Level 1.
**	The Fund did not hold any Level 3 securities at period end.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

November 30, 2017 (Unaudited)

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels from August 31, 2017 to November 30, 2017, represented by recognizing the November 30, 2017 market value of securities:

Transfers into Level 1	$2,349,326
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$2,349,326

Transfers into Level 2	$-
Transfers out of Level 2	(2,349,326)
Net transfers in (out) of Level 2	$(2,349,326)

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	01/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	01/29/2018

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	01/29/2018